Consolidated Schedule of Investments Long Short Fund^ (Unaudited)
January 31, 2026

Number of Shares		Value
Long Positions 96.4%
Common Stocks 85.7%
Aerospace & Defense 2.7%
245,678	Airbus SE	$56,320,847
159,849	Boeing Co.	37,359,908 *
255,788	General Electric Co.	78,473,201
78,711	Lockheed Martin Corp.	49,920,090
		222,074,046
Banks 2.3%
247,908	Citigroup, Inc.	28,685,435
290,234	JPMorgan Chase & Co.	88,779,678
726,371	Wells Fargo & Co.	65,729,312
		183,194,425
Beverages 0.6%
316,336	PepsiCo, Inc.	48,598,700
Biotechnology 0.8%
273,852	AbbVie, Inc.	61,071,735
Broadline Retail 5.1%
1,740,855	Amazon.com, Inc.	416,586,601 *(a)
Capital Markets 4.7%
2,039,601	Brookfield Asset Management Ltd. Class A	101,388,565 (b)
376,831	CME Group, Inc.	108,926,769 (a)
345,692	KKR & Co., Inc.	39,498,768
43,199	MSCI, Inc.	26,317,695
194,933	S&P Global, Inc.	102,883,688
		379,015,485
Commercial Services & Supplies 1.1%
397,690	Waste Management, Inc.	88,382,626
Consumer Staples Distribution & Retail 1.5%
56,838	Costco Wholesale Corp.	53,441,930
603,917	Walmart, Inc.	71,950,671
		125,392,601
Containers & Packaging 0.6%
276,965	Avery Dennison Corp.	51,379,777
Electric Utilities 2.9%
61,905	Constellation Energy Corp.	17,375,495
2,388,294	FirstEnergy Corp.	113,061,838
1,214,246	NextEra Energy, Inc.	106,732,224
		237,169,557
Electrical Equipment 1.4%
1,010,501	nVent Electric PLC	113,438,842
Number of Shares		Value
Electronic Equipment, Instruments & Components 1.4%
764,468	Amphenol Corp. Class A	$110,144,549
Entertainment 2.3%
1,314,165	Netflix, Inc.	109,719,636 *
166,620	Sphere Entertainment Co.	15,913,876 *
56,920	Spotify Technology SA	28,479,922 *
329,360	Walt Disney Co.	37,151,808
		191,265,242
Financial Services 3.1%
8,623	Adyen NV	12,811,339 *(c)
216,090	MasterCard, Inc. Class A	116,427,131
393,870	Visa, Inc. Class A	126,759,182 (a)
		255,997,652
Food Products 0.2%
317,274	Mondelez International, Inc. Class A	18,551,011
Ground Transportation 0.9%
302,593	Union Pacific Corp.	71,139,614
Health Care Equipment & Supplies 1.1%
992,618	Boston Scientific Corp.	92,839,562 *
Health Care Providers & Services 0.5%
136,847	UnitedHealth Group, Inc.	39,265,510
Health Care Technology 0.8%
2,527,536	Waystar Holding Corp.	67,131,356 *
Hotels, Restaurants & Leisure 2.5%
1,888,735	First Watch Restaurant Group, Inc.	30,200,873 *
137,983	Marriott International, Inc. Class A	43,506,040
343,168	McDonald's Corp.	108,097,920 (a)
3,739,294	Sweetgreen, Inc. Class A	22,959,265 *(b)
		204,764,098
Independent Power and Renewable Electricity Producers 0.1%
74,669	Vistra Corp.	11,823,836
Interactive Media & Services 8.5%
1,336,116	Alphabet, Inc. Class A	451,607,208 (a)
331,827	Meta Platforms, Inc. Class A	237,754,045
		689,361,253
IT Services 0.3%
76,960	Cloudflare, Inc. Class A	13,648,856 *
91,076	Shopify, Inc. Class A	11,951,230 *
		25,600,086
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Leisure Products 0.2%
3,045,279	Peloton Interactive, Inc. Class A	$17,023,110 *
Life Sciences Tools & Services 1.2%
161,409	Danaher Corp.	35,330,816
14,152	Mettler-Toledo International, Inc.	19,434,093 *
80,563	Thermo Fisher Scientific, Inc.	46,614,557
		101,379,466
Machinery 0.9%
62,098	Caterpillar, Inc.	40,820,741
58,135	Deere & Co.	30,695,280
		71,516,021
Media 0.3%
561,767	NIQ Global Intelligence PLC	9,544,421 *(b)
461,578	Trade Desk, Inc. Class A	13,999,661 *
		23,544,082
Miscellaneous Manufacturers 0.4%
2,041,517	Celebration Bidco Holdings LLC	33,337,973 *#(d)(e)
Multi-Utilities 1.7%
3,530,694	CenterPoint Energy, Inc.	140,133,245
Oil, Gas & Consumable Fuels 2.3%
495,991	Chevron Corp.	87,740,808
928,693	Hess Midstream LP Class A	32,940,741
938,728	Williams Cos., Inc.	63,138,845
		183,820,394
Pharmaceuticals 2.4%
93,396	Eli Lilly & Co.	96,865,661
216,988	Johnson & Johnson	49,310,523
320,073	Merck & Co., Inc.	35,294,450
191,808	Novo Nordisk AS ADR	11,399,150
		192,869,784
Professional Services 0.9%
101,987	Equifax, Inc.	20,540,182
403,987	Jacobs Solutions, Inc.	54,643,281
		75,183,463
Semiconductors & Semiconductor Equipment 8.9%
221,855	Advanced Micro Devices, Inc.	52,519,734 *
87,446	Analog Devices, Inc.	27,185,213
60,218	ASML Holding NV	85,690,214
454,443	Broadcom, Inc.	150,556,966
2,834,790	indie Semiconductor, Inc. Class A	11,622,639 *(b)
2,099,664	NVIDIA Corp.	401,308,780
		728,883,546
Number of Shares		Value
Software 8.7%
359,091	Arctic Wolf Networks, Inc.	$4,151,092 *#(d)(e)
14,063	Canva, Inc.	23,149,667 *#(d)(e)
159,794	Crowdstrike Holdings, Inc. Class A	70,533,870 *
93,445	HubSpot, Inc.	26,164,600 *
853,317	Microsoft Corp.	367,173,772 (a)
2,500	Oracle Corp.	411,450
157,080	Salesforce, Inc.	33,346,513
531,692	ServiceNow, Inc.	62,213,281 *
179,381	Superhuman Platform, Inc. Class A	2,349,891 *#(d)(e)
191,114	Synopsys, Inc.	88,889,988 *
186,490	Workday, Inc. Class A	32,753,239 *(a)
		711,137,363
Specialized REITs 1.1%
108,133	Equinix, Inc.	88,769,624
Specialty Retail 6.2%
167,110	Asbury Automotive Group, Inc.	39,188,966 *
1,038,213	Chewy, Inc. Class A	30,222,380 *
2,026,590	Fanatics Holdings, Inc. Class A	134,504,778 *#(d)(e)
406,494	Home Depot, Inc.	152,268,588
336,000	O'Reilly Automotive, Inc.	33,065,760 *
748,048	TJX Cos., Inc.	112,065,071
		501,315,543
Technology Hardware, Storage & Peripherals 4.4%
1,381,603	Apple, Inc.	358,498,346 (a)
Textiles, Apparel & Luxury Goods 0.5%
630,325	NIKE, Inc. Class B	38,960,388
Tobacco 0.2%
91,817	Philip Morris International, Inc.	16,475,642

Total Common Stocks (Cost $4,560,017,571)		6,987,036,154
Preferred Stocks 1.3%
Capital Markets 0.3%
481,750	KKR & Co., Inc. Series D	23,576,845
Entertainment 0.1%
39,203	A24 Films LLC(f)	5,741,993 #(d)(e)
IT Services 0.1%
658,071	Druva, Inc. Series 4	4,909,209 *#(d)(e)
480,112	Druva, Inc. Series 5	4,628,280 *#(d)(e)
		9,537,489
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software 0.4%
959,038	Cybereason, Inc. Series F	$479,519 *#(d)(e)
142,463	Cybereason, Inc. Series H	247,523 *#(d)(e)
38	Databricks, Inc. Series B	7,220 *#(d)(e)
3,106	Databricks, Inc. Series C	590,140 *#(d)(e)
63,814	Databricks, Inc. Series D	12,124,660 *#(d)(e)
24,642	Databricks, Inc. Series E	4,681,980 *#(d)(e)
12,624	Databricks, Inc. Series F	2,398,560 *#(d)(e)
153	Databricks, Inc. Series G	29,070 *#(d)(e)
369	Databricks, Inc. Series H	70,110 *#(d)(e)
12,228	Databricks, Inc. Series K	2,323,320 *#(d)(e)
180,619	Signifyd, Inc. Series Seed	829,041 *#(d)(e)
78,686	Signifyd, Inc. Series A	363,529 *#(d)(e)
55,626	Superhuman Platform, Inc. Series 3	1,424,026 *#(d)(e)
325,371	Videoamp, Inc. Series F1	5,135,005 *#(d)(e)
30,703,703
Specialty Retail 0.4%
23,000	Fabletics LLC Series G	33,850,020 *#(d)(e)
22,208	Savage X Fenty Series C1	53,417 *#(d)(e)
288,275	Savage X Fenty Series D	3,407,900 *#(d)(e)
37,311,337
Total Preferred Stocks (Cost $95,057,337)		106,871,367
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 2.6%
Multi-Utilities 1.7%
3,831,140	Brookfield Infrastructure Partners LP	$138,495,711
Oil, Gas & Consumable Fuels 0.9%
2,075,387	Enterprise Products Partners LP	68,882,095
Total Master Limited Partnerships and Limited Partnerships (Cost $150,862,724)		207,377,806

Principal Amount		Value
Corporate Bonds 0.0%‡
Miscellaneous Manufacturer 0.0%‡
$19,084,979	Anagram Holdings LLC/Anagram International, Inc., 10.00%, due 8/15/2026 (Cost $11,248,952)	$0 #(d)(e)(g)
Loan Assignments(h) 0.3%
Interactive Media & Services 0.1%
	X Corp.
4,961,637	Term Loan, (3 mo. USD Term SOFR + 6.50%), 10.42%, due 10/26/2029	4,950,275
5,000,000	Term Loan, (6 mo. USD Term SOFR + 9.50%), 9.50%, due 10/26/2029	5,168,750
		10,119,025
Miscellaneous Manufacturer 0.2%
	Celebration Bidco LLC
11,957,162	Term Loan, (3 mo. USD Term SOFR + 8.00%), 11.67%, due 12/29/2028	12,151,465 #(d)
2,314,878	Term Loan, (3 mo. USD Term SOFR + 8.00%), 11.67%, due 12/29/2028	2,352,495 #(d)
		14,503,960
Total Loan Assignments (Cost $23,959,226)		24,622,985
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 0.3%
Software 0.3%
$19,850	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $19,850,000)	$27,446,595 #(d)(e)(i)
Total Purchased Option Contracts 0.0%‡(j) (Cost $2,141,472)		929,398
Number of Shares

Short-Term Investments 6.2%
Investment Companies 6.2%
500,464,319	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(k)	500,464,319
3,142,629	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(k)	3,142,629 (l)
Total Short-Term Investments (Cost $503,606,948)		503,606,948
Total Long Positions (96.4%) (Cost $5,366,744,230)		7,857,891,253

Number of Shares		Value

Short Positions ((11.7)%)
Common Stocks Sold Short (11.7)%
Banks (0.2)%
(229,812)	Bank of Nova Scotia	$(17,171,553)
Beverages (0.3)%
(35,408)	Boston Beer Co., Inc. Class A	(7,563,857)*
(119,382)	Constellation Brands, Inc. Class A	(18,707,159)
(26,271,016)
Capital Markets (0.5)%
(32,071)	FactSet Research Systems, Inc.	(8,157,579)
(33,290)	Goldman Sachs Group, Inc.	(31,139,799)
(39,297,378)
Commercial Services & Supplies (0.3)%
(338,743)	Tetra Tech, Inc.	(12,757,061)
(116,415)	Veralto Corp.	(11,522,757)
(24,279,818)
Construction & Engineering (0.2)%
(104,847)	WSP Global, Inc.	(20,268,700)
Consumer Staples Distribution & Retail (1.0)%
(159,509)	BJ's Wholesale Club Holdings, Inc.	(14,745,012)*
Number of Shares		Value

Consumer Staples Distribution & Retail – cont'd
(201,864)	Dollar General Corp.	$(28,953,354)
(479,772)	Kroger Co.	(30,153,670)
(77,496)	Sprouts Farmers Market, Inc.	(5,495,241)*
(79,347,277)
Diversified Consumer Services (0.1)%
(54,810)	Duolingo, Inc.	(7,347,829)*
Electric Utilities (0.3)%
(454,506)	Exelon Corp.	(20,352,779)
Electrical Equipment (0.1)%
(23,065)	Rockwell Automation, Inc.	(9,725,357)
Financial Services (0.5)%
(594,561)	MGIC Investment Corp.	(16,005,582)
(463,194)	PayPal Holdings, Inc.	(24,405,692)
(40,411,274)
Food Products (0.1)%
(538,844)	Flowers Foods, Inc.	(6,158,987)
Ground Transportation (0.3)%
(22,607)	JB Hunt Transport Services, Inc.	(4,582,891)
(241,685)	Uber Technologies, Inc.	(19,346,884)*
(23,929,775)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Health Care Equipment & Supplies (0.1)%
(259,608)	Medline, Inc. Class A	$(11,474,674)*
Health Care Technology (0.0)%‡
(88,154)	Doximity, Inc. Class A	(3,303,130)*
Hotels, Restaurants & Leisure (0.5)%
(389,235)	Cheesecake Factory, Inc.	(22,560,061)
(178,275)	Restaurant Brands International, Inc.	(11,942,642)
(39,350)	Texas Roadhouse, Inc.	(7,057,733)
(41,560,436)
Household Products (0.3)%
(279,098)	Church & Dwight Co., Inc.	(26,863,182)
Independent Power and Renewable Electricity Producers (0.2)%
(48,460)	Talen Energy Corp.	(16,881,526)*
Insurance (0.2)%
(68,849)	Allstate Corp.	(13,700,263)
IT Services (0.6)%
(61,294)	Accenture PLC Class A	(16,159,550)
(83,593)	Cognizant Technology Solutions Corp. Class A	(6,859,642)
(42,279)	EPAM Systems, Inc.	(8,819,399)*
(71,042)	Gartner, Inc.	(14,891,114)*
(46,729,705)
Machinery (0.5)%
(47,600)	Dover Corp.	(9,590,924)
(63,806)	Illinois Tool Works, Inc.	(16,669,955)
(88,400)	Otis Worldwide Corp.	(7,551,128)
(65,369)	PACCAR, Inc.	(8,034,504)
(41,846,511)
Media (0.7)%
(94,336)	Nexstar Media Group, Inc.	(20,035,080)
(386,809)	Omnicom Group, Inc.	(29,799,765)
(650,916)	Paramount Skydance Corp. Class B	(7,296,768)
(57,131,613)
Multi-Utilities (0.8)%
(343,716)	Consolidated Edison, Inc.	(36,650,437)
(365,799)	Public Service Enterprise Group, Inc.	(30,127,206)
(66,777,643)
Number of Shares		Value

Oil, Gas & Consumable Fuels (0.2)%
(417,155)	Murphy Oil Corp.	$(12,552,194)
Professional Services (1.0)%
(387,275)	ExlService Holdings, Inc.	(15,161,816)*
(266,258)	Genpact Ltd.	(11,741,978)
(22,884)	Leidos Holdings, Inc.	(4,308,600)
(86,515)	Paycom Software, Inc.	(11,657,896)
(81,289)	Paylocity Holding Corp.	(10,972,389)*
(592,273)	Robert Half, Inc.	(20,498,569)
(32,065)	Science Applications International Corp.	(3,262,934)
(77,604,182)
Semiconductors & Semiconductor Equipment (0.3)%
(245,097)	Marvell Technology, Inc.	(19,343,055)
(35,221)	Texas Instruments, Inc.	(7,591,887)
(26,934,942)
Software (0.6)%
(16,854)	AppLovin Corp. Class A	(7,973,796)*
(265,778)	Figma, Inc. Class A	(6,888,966)*
(2,500)	Oracle Corp.	(411,450)
(109,984)	Palantir Technologies, Inc. Class A	(16,122,555)*
(43,958)	Roper Technologies, Inc.	(16,318,528)
(47,715,295)
Specialized REITs (0.4)%
(246,820)	Lamar Advertising Co. Class A	(31,669,474)
Specialty Retail (0.7)%
(221,201)	Best Buy Co., Inc.	(14,400,185)
(406,741)	CarMax, Inc.	(18,116,244)*
(153,239)	Floor & Decor Holdings, Inc. Class A	(10,107,645)*
(247,972)	Sonic Automotive, Inc. Class A	(14,868,401)
(57,492,475)
Technology Hardware, Storage & Peripherals (0.1)%
(237,164)	Super Micro Computer, Inc.	(6,903,844)*
Textiles, Apparel & Luxury Goods (0.5)%
(271,782)	Kontoor Brands, Inc.	(16,233,539)
(6,710)	PVH Corp.	(418,436)
(1,263,289)	VF Corp.	(24,747,831)
(41,399,806)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Trading Companies & Distributors (0.1)%
(10,842)	WW Grainger, Inc.	$(11,708,709)
Total Short Positions (Proceeds $(949,147,702))		(954,811,347)
Number of Shares	Value

Total Investments 84.7% (Cost $4,417,596,528)	6,903,079,906
Other Assets Less Liabilities 15.3%	1,246,710,827 (m)
Net Assets 100.0%	$8,149,790,733

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)
All or a portion of the security is pledged as collateral for securities sold short and/or options written. At
January 31, 2026, the Fund had securities pledged in the amount of $540,866,885 to cover collateral requirements for securities sold short and/or options written.

(b)
All or a portion of this security is on loan at January 31, 2026. Total value of all such securities at January 31,
2026 amounted to $119,603,604, collateralized by cash collateral of $3,142,629 and non-cash
(U.S. Treasury Securities and U.S. Government Agency Securities) collateral of $133,212,005 for the Fund
(see Note A of the Notes to Consolidated Schedule of Investments).

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $12,811,339, which represents 0.2% of net assets of the
Fund.

(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $308,234,518, which represents 3.8% of net assets of the Fund.

(f)	Security represented in Units.
(g)	Defaulted security.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(i)	Payment-in-kind (PIK) security.
(j)	See "Purchased option contracts" under Derivative Instruments.
(k)	Represents 7-day effective yield as of January 31, 2026.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $322,738,478, which represents 4.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets as of 1/31/2026
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$5,741,993	0.1%
Anagram Holdings LLC/Anagram International, Inc.	5/6/2020-8/15/2023	11,248,952	—	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	4,151,092	0.1%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	19,850,000	27,446,595	0.3%
Canva, Inc.	3/19/2024	15,000,454	23,149,667	0.3%
Celebration Bidco Holdings LLC	12/29/2023	30,622,755	33,337,973	0.4%
Celebration Bidco LLC	12/29/2023-12/31/2025	11,714,004	12,151,465	0.2%
Celebration Bidco LLC	1/31/2025-1/30/2026	2,314,878	2,352,495	0.0%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	4,750,000	479,519	0.0%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025-11/20/2025	90,005	247,523	0.0%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025-3/26/2025	3,515	7,220	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025-3/26/2025	287,305	590,140	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025-3/26/2025	5,902,795	12,124,660	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025-3/26/2025	2,279,385	4,681,980	0.1%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025-3/26/2025	1,167,720	2,398,560	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025-3/26/2025	14,153	29,070	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025-3/26/2025	34,133	70,110	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	2,323,320	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	4,909,209	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,628,280	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	33,850,020	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	35,957,294	134,504,778	1.7%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	3,949,984	53,417	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	670,353	3,407,900	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	2,427,463	363,529	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	5,572,106	829,041	0.0%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,424,026	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	4,701,917	2,349,891	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$206,330,092	$322,738,478	4.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	1,034	NASDAQ 100 E-Mini Index	$(530,855,600)	$(4,274,393)
3/2026	6,083	S&P 500 E-Mini Index	(2,118,632,863)	(23,148,726)
Total Futures				$(27,423,119)
Total return basket swap contracts ("total return basket swaps")
At January 31, 2026, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBLQG3	4.13%	0.50%	OBFR	1M/T	7/9/2027	$11,349,485
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQG3
Allegro MicroSystems Inc	(89,253)	$(3,672,380)	$270,219	2.5%
AAON Inc	(35,237)	(3,576,863)	263,191	2.4%
Monolithic Power Systems Inc	(2,851)	(3,573,236)	262,924	2.4%
Penumbra Inc	(8,650)	(3,453,731)	254,130	2.3%
Coherent Corp	(14,272)	(3,375,639)	248,384	2.3%
GE Vernova Inc	(4,129)	(3,343,355)	246,009	2.3%
Vertiv Holdings Co	(15,942)	(3,308,719)	243,460	2.2%
Wingstop Inc	(10,594)	(3,134,636)	230,651	2.1%
Boeing Co/The	(11,988)	(3,123,380)	229,823	2.1%
Celsius Holdings Inc	(53,267)	(3,116,236)	229,297	2.1%
Fortinet Inc	(34,176)	(3,095,784)	227,792	2.1%
NU Holdings Ltd/Cayman Islands	(156,271)	(3,092,094)	227,521	2.1%
LPL Financial Holdings Inc	(7,610)	(3,091,976)	227,512	2.1%
Pure Storage Inc	(39,871)	(3,090,767)	227,423	2.1%
Masimo Corp	(19,950)	(3,054,103)	224,725	2.1%
Chipotle Mexican Grill Inc	(70,356)	(3,048,543)	224,316	2.1%
TKO Group Holdings Inc	(13,478)	(3,043,586)	223,951	2.1%
Lennox International Inc	(5,416)	(2,988,837)	219,923	2.0%
Viking Holdings Ltd	(37,157)	(2,988,484)	219,897	2.0%
Ryan Specialty Holdings Inc	(54,369)	(2,926,117)	215,308	2.0%
HEICO Corp	(7,793)	(2,874,793)	211,531	1.9%
Carpenter Technology Corp	(8,037)	(2,847,416)	209,517	1.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQG3 (cont’d)
On Holding AG	(56,201)	$(2,834,907)	$208,597	1.9%
Datadog Inc	(19,334)	(2,787,215)	205,087	1.9%
Palo Alto Networks Inc	(14,104)	(2,782,367)	204,731	1.9%
Astera Labs Inc	(16,497)	(2,769,932)	203,816	1.9%
Cava Group Inc	(40,276)	(2,721,690)	200,266	1.8%
Carvana Co	(6,067)	(2,712,634)	199,600	1.8%
DoorDash Inc	(11,863)	(2,706,026)	199,113	1.8%
Wix.com Ltd	(27,326)	(2,645,239)	194,641	1.8%
Zscaler Inc	(11,831)	(2,637,736)	194,088	1.8%
ROBLOX Corp	(35,786)	(2,623,295)	193,026	1.8%
Dutch Bros Inc	(43,264)	(2,623,165)	193,016	1.8%
Las Vegas Sands Corp	(44,518)	(2,616,794)	192,548	1.8%
Take-Two Interactive Software	(10,655)	(2,616,566)	192,531	1.8%
Tempus AI Inc	(39,197)	(2,613,786)	192,326	1.8%
Elastic NV	(35,470)	(2,606,880)	191,818	1.8%
Insulet Corp	(9,141)	(2,606,705)	191,805	1.8%
Veeva Systems Inc	(11,426)	(2,597,281)	191,112	1.8%
Robinhood Markets Inc	(23,380)	(2,592,708)	190,775	1.7%
Toast Inc	(74,598)	(2,587,021)	190,357	1.7%
Snowflake Inc	(11,712)	(2,515,864)	185,121	1.7%
Alnylam Pharmaceuticals Inc	(6,473)	(2,439,268)	179,485	1.6%
DraftKings Inc	(78,902)	(2,419,661)	178,042	1.6%
Flutter Entertainment PLC	(12,929)	(2,380,233)	175,141	1.6%
Samsara Inc	(75,317)	(2,355,044)	173,288	1.6%
Procore Technologies Inc	(36,649)	(2,307,856)	169,815	1.6%
Guidewire Software Inc	(14,571)	(2,286,408)	168,237	1.5%
Nutanix Inc	(51,347)	(2,251,206)	165,647	1.5%
Atlassian Corp	(17,000)	(2,239,553)	164,790	1.5%
Rubrik Inc	(35,576)	(2,218,888)	163,269	1.5%
Affirm Holdings Inc	(32,929)	(2,213,452)	162,869	1.5%
Reddit Inc	(10,704)	(2,150,922)	158,267	1.5%
		$(148,280,977)	$10,910,728
Accrued Net Interest Receivable/(Payable)			438,757
Total Return Basket Swaps, at Value			$11,349,485

(b)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at January 31, 2026.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Purchased option contracts ("options purchased")
At January 31, 2026, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Hotels, Restaurants & Leisure
Sweetgreen, Inc.	8,099	$4,972,786	$9	4/17/2026	$222,722
Leisure Products
Peloton Interactive, Inc.	22,796	$12,742,964	$7	4/17/2026	$706,676
Total options purchased (cost $2,141,472)					$929,398
Written option contracts ("options written")
At January 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Electronic Equipment, Instruments & Components
Amphenol Corp.	1,912	$(27,548,096)	$180	3/20/2026	$(162,520)
Total calls					$(162,520)
Puts
Hotels, Restaurants & Leisure
Sweetgreen, Inc.	8,099	(4,972,786)	5	6/18/2026	(566,930)
Leisure Products
Peloton Interactive, Inc.	22,796	(12,742,964)	5	7/17/2026	(1,584,322)
Total puts					$(2,151,252)
Total options written (premium received $2,464,999)					$(2,313,772)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s long investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Miscellaneous Manufacturers	$—	$—	$33,337,973	$33,337,973
Software	681,486,713	—	29,650,650	711,137,363
Specialty Retail	366,810,765	—	134,504,778	501,315,543
Other Common Stocks#	5,741,245,275	—	—	5,741,245,275
Total Common Stocks	6,789,542,753	—	197,493,401	6,987,036,154
Preferred Stocks
Entertainment	—	—	5,741,993	5,741,993
IT Services	—	—	9,537,489	9,537,489
Software	—	—	30,703,703	30,703,703
Specialty Retail	—	—	37,311,337	37,311,337
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3(a)	Total
Other Preferred Stocks#	$23,576,845	$—	$—	$23,576,845
Total Preferred Stocks	23,576,845	—	83,294,522	106,871,367
Master Limited Partnerships and Limited Partnerships#	207,377,806	—	—	207,377,806
Corporate Bonds#	—	—	—	—
Loan Assignments
Miscellaneous Manufacturer	—	—	14,503,960	14,503,960
Other Loan Assignments#	—	10,119,025	—	10,119,025
Total Loan Assignments	—	10,119,025	14,503,960	24,622,985
Convertible Bonds#	—	—	27,446,595	27,446,595
Options Purchased@	929,398	—	—	929,398
Short-Term Investments	—	503,606,948	—	503,606,948
Total Investments	$7,021,426,802	$513,725,973	$322,738,478	$7,857,891,253

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Common Stocks(1)	$191,273	$—	$—	$6,220	$—	$—	$—	$—	$197,493	$6,220
Preferred Stocks(1)	71,904	—	—	5,630	19	5,629	—	—	77,553	5,630
Preferred Units(1)	5,742	—	—	—	—	—	—	—	5,742	—
Corporate Bonds(2)	—	—	—	—	—	—	—	—	—	—
Loan Assignments(3)	14,074	12	—	(5)	423	—	—	—	14,504	(5)
Convertible Bonds(1)	27,446	—	—	—	—	—	—	—	27,446	—
Total	$310,439	$12	$—	$11,845	$442	$5,629	$—	$—	$322,738	$11,845

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$197,493,401	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.3x - 10.3x	3.5x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	8.5x - 25.0x	21.7x	Increase
			Discount Rate	3.5%	3.5%	Decrease
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
			Expected Volatility	80.0%	80.0%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Transaction Price	$13.10 - $1,646.14	$1,495.65	Increase
Preferred Stocks	$77,552,529	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.1x - 8.0x	3.1x	Increase
			Discount Rate	0.3% - 15.0%	11.6%	Decrease
			Expected Volatility	25.0% - 70.0%	57.5%	Decrease
			Liquidation Preference	0.5x - 2.8x	2.0x	Increase
			Term (Years)	1.2 - 2.5	1.3	Decrease
			Transaction Price	$4.55 - $190.00	$165.01	Increase
Preferred Units	5,741,993	Market Approach	Transaction Price	$146.47	$146.47	Increase
Convertible Bonds	27,446,595	Scenario-Based Approach (PWERM, including conversion assumptions)	Scenario probabilities	20% Held-to-Maturity; 80% IPO/Exit scenarios	N/A	Increase
			Face value at IPO / Exit	$581M – $662M	$554M	Increase
			Liquidation preference	1.5x – 1.7x	1.6x	Increase
			Discount rate	6.5% – 7.2%	7.2%	Decrease
			Term (Years)	0.9 – 1.9	1.3	Increase
			Volatility	40.0%	40.0%	Increase
			Risk-free rate	3.5%	3.5%	Decrease
			Valuation Cap (per share)	$12.02	$12.02	Increase
		Credit Component (Held-to-Maturity)	Credit yield spread (bps)	506.5	506.5	Decrease
			Benchmark yield	2.2%	2.2%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) At January 31, 2026 these securities were valued by an independent pricing service using significant unobservable inputs.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s short investments as of January 31, 2026:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(954,811,347)	$—	$—	$(954,811,347)
Total Short Positions	$(954,811,347)	$—	$—	$(954,811,347)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(27,423,119)	$—	$—	$(27,423,119)
Swaps
Assets	—	11,349,485	—	11,349,485
Options Written
Liabilities	(2,313,772)	—	—	(2,313,772)
Total	$(29,736,891)	$11,349,485	$—	$(18,387,406)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Long Short Fund (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to February 28, 2026, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments (long and short positions) in common stocks, preferred stocks, master limited partnerships and limited partnerships, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Trustees designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund.
As of January 31, 2026, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$5,423,019	0.1%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited) (cont'd)
Legend

Counterparties:
JPM	= JPMorgan Chase Bank N.A.
Index Periods/Payment Frequencies:
1M	= 1 Month
T	= Termination
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information.